Organization and Principal Activities (Financial information of consolidated VIEs) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Consolidated VIEs without recourse to the Company [Member] USD ($)	Dec. 31, 2012 Consolidated VIEs without recourse to the Company [Member] CNY	Dec. 31, 2011 Consolidated VIEs without recourse to the Company [Member] CNY	Dec. 31, 2010 Consolidated VIEs without recourse to the Company [Member] CNY
Variable Interest Entity [Line Items]
Current assets	$ 249,760,000		1,556,028,000		1,505,939,000				$ 98,451,000	613,359,000	433,304,000
Non-current assets	20,086,000		125,139,000		58,555,000				8,096,000	50,442,000	31,449,000
Total assets	269,846,000		1,681,167,000		1,564,494,000				106,547,000	663,801,000	464,753,000
Accounts payable	24,821,000		154,637,000		120,910,000				24,136,000	150,367,000	120,803,000
Amounts due to related parties	290,000		1,806,000		3,889,000				348,000	2,167,000	921,000
Amounts due to inter-company entities									50,556,000	314,966,000	189,078,000
Advances from customers	944,000		5,884,000		7,191,000				856,000	5,335,000	6,845,000
Taxes payable	6,445,000		40,156,000		35,822,000				4,752,000	29,605,000	24,733,000
Salary and welfare payable	10,213,000		63,631,000		45,119,000				7,897,000	49,199,000	36,027,000
Accrued expenses and other current liabilities	6,537,000		40,717,000		39,276,000				5,213,000	32,479,000	27,859,000
Current liabilities	49,250,000		306,831,000		252,207,000				93,758,000	584,118,000	406,266,000
Non-current liabilities	1,283,000		7,996,000		5,504,000				1,283,000	7,996,000	5,504,000
Total liabilities	50,533,000		314,827,000		257,711,000				95,041,000	592,114,000	411,770,000
Revenues	178,328,000	[1]	1,111,004,000	[1]	950,592,000	[1]	528,695,000	[1]	177,373,000	1,105,053,000	939,954,000	515,649,000
Net income/(loss)	17,232,000		107,359,000		102,475,000		74,083,000		2,626,000	16,359,000	(6,757,000)	19,473,000
Net cash provided by operating activities	17,589,000		109,580,000		64,637,000		85,676,000		19,080,000	118,870,000	46,032,000	78,554,000
Net cash used in investing activities	75,605,000		471,030,000		(803,200,000)		(18,059,000)		(4,748,000)	(29,578,000)	(16,144,000)	(5,440,000)
Net cash used in financing activities	(9,648,000)		(60,110,000)		863,180,000		620,000		0	0	(4,066,000)	(7,920,000)
Inter-company technical services fees									$ 29,900,000	186,000,000	192,600,000	114,500,000

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2010 2011 2012 2012 RMB RMB RMB US$ Net advertising revenues 4,824 26,201 35,438 5,688 Paid service revenues 294,027 445,096 429,125 68,879 Cost of revenues (38,800) (73,833) (67,481) (10,831) Sales and marketing expenses (438) (663) (916) (147) General and administrative expenses (617) (1,139) (646) (104) Technology and product development expenses (314) (533) - -